Shareholder Report, Holdings (Details) - C000004819	Dec. 31, 2025
1 to 7 Days
Holdings [Line Items]
Percent of Total Investments	48.30%
8 to 30 Days
Holdings [Line Items]
Percent of Total Investments	10.30%
31 to 60 Days
Holdings [Line Items]
Percent of Total Investments	18.70%
91 to 180 Days
Holdings [Line Items]
Percent of Total Investments	8.80%
Over 180 Days
Holdings [Line Items]
Percent of Total Investments	13.90%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.00%
AssetU.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.40%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%